EMPOWER FUNDS, INC.

8515 East Orchard Road

Greenwood Village, Colorado 80111

September 27, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, DC 20549

RE:	Empower Funds, Inc. (“Empower Funds”)

Post-Effective Amendment No. 180 to Registration Statement on Form N-1A

File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 180 (“Amendment No. 180”) to the above-referenced registration statement filed on behalf of Empower Funds pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 180 is to update Empower Funds’ registration statement to reflect the addition of a new fund, which is a series of Empower Funds. Amendment No. 180 is not intended to amend or delete any part of the registration statement, except as noted therein.

Please direct any questions or comments regarding Amendment No. 180 to me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Chief Legal Officer & Secretary

Empower Funds, Inc.

Enclosures